Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000254839 | 13606336
Holdings [Line Items]
Percent of Total Investments	2.20%
C000254839 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	23.60%
C000254839 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	16.40%
C000254839 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	10.70%
C000254839 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	9.90%
C000254839 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000254839 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	6.50%
C000254839 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Total Investments	5.00%
C000254839 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254839 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	3.50%
C000254839 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.20%
C000254839 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254839 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	2.10%
C000254839 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	1.80%
C000254839 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000254839 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	1.20%
C000254839 | India
Holdings [Line Items]
Percent of Total Investments	31.00%
C000254839 | Taiwan
Holdings [Line Items]
Percent of Total Investments	22.10%
C000254839 | South Korea
Holdings [Line Items]
Percent of Total Investments	8.90%
C000254839 | Mexico
Holdings [Line Items]
Percent of Total Investments	7.20%
C000254839 | Indonesia
Holdings [Line Items]
Percent of Total Investments	6.50%
C000254839 | Thailand
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254839 | Vietnam
Holdings [Line Items]
Percent of Total Investments	5.20%
C000254839 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	3.20%
C000254839 | Brazil
Holdings [Line Items]
Percent of Total Investments	2.80%
C000254839 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000254839 | Turkey
Holdings [Line Items]
Percent of Total Investments	2.10%
C000254840 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	11.20%
C000254840 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	11.10%
C000254840 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000254840 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.40%
C000254840 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	13.70%
C000254840 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	2.30%
C000254840 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254840 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	2.40%
C000254840 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	15.60%
C000254840 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	9.10%
C000254840 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	8.70%
C000254840 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	8.50%
C000254840 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000254840 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.40%
C000254840 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254840 | France
Holdings [Line Items]
Percent of Total Investments	23.20%
C000254840 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	14.30%
C000254840 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.90%
C000254840 | Spain
Holdings [Line Items]
Percent of Total Investments	9.20%
C000254840 | Germany
Holdings [Line Items]
Percent of Total Investments	9.10%
C000254840 | Japan
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254840 | Ireland
Holdings [Line Items]
Percent of Total Investments	5.20%
C000254840 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254840 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254840 | Australia
Holdings [Line Items]
Percent of Total Investments	2.40%
C000254840 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.10%
C000254840 | Finland
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254840 | Italy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254841 | 13606155
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254841 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	25.60%
C000254841 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	9.50%
C000254841 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000254841 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	8.00%
C000254841 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254841 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	3.30%
C000254841 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	2.30%
C000254841 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	3.20%
C000254841 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254841 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	5.60%
C000254841 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254841 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	11.30%
C000254841 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254841 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	9.80%
C000254841 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254841 | France
Holdings [Line Items]
Percent of Total Investments	11.30%
C000254841 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.70%
C000254841 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.50%
C000254841 | Spain
Holdings [Line Items]
Percent of Total Investments	6.20%
C000254841 | Germany
Holdings [Line Items]
Percent of Total Investments	7.30%
C000254841 | Japan
Holdings [Line Items]
Percent of Total Investments	20.00%
C000254841 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254841 | Australia
Holdings [Line Items]
Percent of Total Investments	5.10%
C000254841 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254841 | Italy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254841 | Canada
Holdings [Line Items]
Percent of Total Investments	14.20%
C000254841 | Norway
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254841 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.30%
C000254841 | Austria
Holdings [Line Items]
Percent of Total Investments	1.30%
C000254841 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.30%
C000254841 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.00%
C000254842 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	12.10%
C000254842 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	1.90%
C000254842 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	10.10%
C000254842 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	1.10%
C000254842 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	1.80%
C000254842 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	15.70%
C000254842 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	8.40%
C000254842 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.20%
C000254842 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254842 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000254842 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.60%
C000254842 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000254842 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	2.60%
C000254842 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	7.40%
C000254842 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000254842 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254842 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	6.50%
C000254842 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000254842 | IndustryEquity Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254842 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.40%
C000254842 | Australia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000254842 | Canada
Holdings [Line Items]
Percent of Total Investments	9.80%
C000254842 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254842 | United States
Holdings [Line Items]
Percent of Total Investments	81.70%
C000246461 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	4.40%
C000246461 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	15.40%
C000246461 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	2.00%
C000246461 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	3.80%
C000246461 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000246461 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	3.80%
C000246461 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	6.50%
C000246461 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.60%
C000246461 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	9.20%
C000246461 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	19.80%
C000246461 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	5.40%
C000246461 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	2.90%
C000246461 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	12.60%
C000246461 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	9.10%
C000254843 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	11.50%
C000254843 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	3.60%
C000254843 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	4.10%
C000254843 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	5.20%
C000254843 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254843 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	3.40%
C000254843 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	12.20%
C000254843 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.80%
C000254843 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254843 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254843 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254843 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	2.80%
C000254843 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254843 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	11.10%
C000254843 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000254843 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	1.10%
C000254843 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	7.50%
C000254843 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	8.40%
C000254843 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000254843 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	8.30%
C000254843 | IndustryEquity Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Total Investments	2.00%